Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes consists of the following:

	For the Year Ended December 31,
	2024	2023	2022
Current expense:
United Kingdom	$101	$513	87
United States	85	541	(313)
Foreign	877	116	722
Total current expense	1,063	1,170	496
Deferred benefit:
United Kingdom	25,436	175	(1,231)
United States	43,017	(10,170)	(24,689)
Foreign	(784)	(833)	(558)
Total deferred expense	67,669	(10,828)	(26,478)
Total provision for income taxes	$68,732	$(9,658)	$(25,982)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the income tax expense calculated using the applicable federal statutory rate to the Company's actual income tax expense is as follows:

	For the Year Ended December 31,
	2024	2023	2022
Tax expense (benefit) at statutory rate (25% for 2024, 23.5% for 2023, 19% for 2022)	$(6,754)	$(11,655)	$(1,183)
Effect of different tax rates in different jurisdictions	(3,879)	2,329	(62)
Permanent items	127	66	(1,024)
Effect of research and development credits	(1,000)	(900)	(1,831)
Change in valuation allowances	79,035	150	(21,928)
Other	1,203	352	46
	$68,732	$(9,658)	$(25,982)

Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company’s net deferred tax assets are as follows:

	For the Year Ended December 31,
	2024	2023
Deferred tax assets:
Accrued expense	$7,746	$7,324
Deferred revenue	4,015	4,070
Inventories	196	936
Intangible assets	1,806	1,263
Fixed assets	982	1,226
R&D Costs	8,171	6,480
Losses and credit carryforwards	58,565	49,102
Share-based compensation	431	—
Lease liability	—	214
Other	1,652	1,060
Less: valuation allowance	(80,054)	(1,019)
Total deferred tax asset	$3,510	$70,656
Deferred tax liability:
Intangible assets	(12,828)	(12,000)
Lease assets	—	(254)
Other	(404)	(367)
Total deferred tax liability	(13,232)	(12,621)
Net deferred tax liabilities	$(9,722)	$58,035